Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income tax expense	$ 0	$ 1,948	$ 3,250
Total	$ 0	$ 1,948	$ 3,250